UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2014

1.814088.109

CAS-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 54.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.2%
Citibank NA
3/25/14 to 6/25/14	0.21 to 0.24%	$ 3,835,500	$ 3,835,500
RBS Citizens NA
3/28/14	0.30	417,000	417,000
Wells Fargo & Co.
3/28/14	0.17 (c)	322,000	322,000
Wells Fargo Bank NA
5/6/14	0.20	284,000	284,000
			4,858,500
London Branch, Eurodollar, Foreign Banks - 4.6%
Commonwealth Bank of Australia
3/12/14 to 3/21/14	0.20	1,064,000	1,064,000
Credit Agricole SA
6/2/14	0.26	437,000	437,000
Mizuho Corporate Bank Ltd.
3/5/14 to 5/6/14	0.25 to 0.28	476,000	475,994
National Australia Bank Ltd.
3/5/14 to 6/30/14	0.19 to 0.25 (c)	3,381,000	3,381,000
			5,357,994
New York Branch, Yankee Dollar, Foreign Banks - 45.6%
Bank of Montreal Chicago CD Program
11/12/14	0.20 (c)	912,000	912,000
Bank of Nova Scotia
4/1/14 to 11/18/14	0.20 to 0.30 (c)	3,023,000	3,023,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/1/14 to 5/29/14	0.25	5,410,000	5,410,000
BNP Paribas New York Branch
3/13/14 to 6/26/14	0.25	4,245,000	4,245,000
Canadian Imperial Bank of Commerce
7/31/14 to 11/10/14	0.24 to 0.28 (c)	2,057,000	2,057,000
Credit Agricole CIB
6/3/14	0.26	855,000	855,000
Credit Industriel et Commercial
3/6/14 to 3/7/14	0.15	501,000	501,000
Credit Suisse AG
6/6/14 to 9/8/14	0.31 (c)	2,369,000	2,369,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank
4/30/14	0.23%	$ 1,725,000	$ 1,725,000
Fortis Bank New York Branch
6/4/14	0.25	500,000	500,000
KBC Bank NV
3/4/14 to 3/7/14	0.20	4,355,000	4,355,000
Mizuho Corporate Bank Ltd.
3/6/14 to 6/27/14	0.25	3,745,000	3,745,000
Natexis Banques Populaires New York Branch
3/14/14 to 5/2/14	0.23 to 0.26	4,333,000	4,333,000
National Bank of Canada
5/9/14 to 8/15/14	0.30 to 0.34 (c)	3,012,000	3,011,822
Nordea Bank AB
4/14/14	0.20	750,000	750,000
Royal Bank of Canada
3/27/14 to 6/3/14	0.21 to 0.24 (c)	1,228,000	1,228,000
Skandinaviska Enskilda Banken
3/20/14	0.24	429,000	429,000
Societe Generale
4/4/14	0.25 (c)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.
3/10/14 to 8/15/14	0.20 to 0.29 (c)	5,780,000	5,780,000
Sumitomo Mitsui Trust Banking Ltd.
3/6/14 to 7/14/14	0.26 to 0.27	2,827,000	2,827,000
Toronto-Dominion Bank
4/7/14 to 10/9/14	0.21 to 0.25	1,755,000	1,755,000
UBS AG
4/30/14 to 7/11/14	0.24 to 0.28 (c)	1,666,000	1,666,000
			52,976,822
TOTAL CERTIFICATE OF DEPOSIT (Cost $63,193,316)			63,193,316
Financial Company Commercial Paper - 5.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/6/14	0.23%	$ 167,000	$ 166,930
Barclays U.S. Funding Corp.
3/20/14	0.23	456,000	455,945
BAT International Finance PLC
3/7/14	0.24	231,000	230,991
BNP Paribas Finance, Inc.
3/19/14 to 4/10/14	0.25	631,000	630,843
Commonwealth Bank of Australia
4/7/14	0.16 (c)	208,000	208,000
Credit Suisse AG
4/1/14 to 4/7/14	0.28	629,000	628,839
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	294,000	293,888
JPMorgan Chase & Co.
3/7/14	0.26 (c)	1,000,000	1,000,000
JPMorgan Securities LLC
5/23/14	0.30	1,000,000	999,308
Nationwide Building Society
3/3/14 to 3/5/14	0.24	429,000	428,992
Skandinaviska Enskilda Banken AB
3/19/14 to 3/26/14	0.24	1,501,000	1,500,795
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $6,544,531)			6,544,531
Other Commercial Paper - 4.0%

BPCE SA
5/7/14 to 5/14/14	0.25	752,000	751,633
Comcast Corp.
3/26/14	0.27	392,390	392,316
Devon Energy Corp.
3/25/14	0.31 (c)	566,000	566,000
JPMorgan Securities LLC
9/3/14	0.27	462,000	461,356
PNC Bank NA
4/17/14 to 5/21/14	0.27	341,000	341,000
The Coca-Cola Co.
3/5/14 to 7/22/14	0.19 to 0.20	1,132,200	1,131,819
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
3/13/14 to 3/18/14	0.18% (c)	$ 420,000	$ 420,000
Verizon Communications, Inc.
4/14/14	0.36 (c)	577,500	577,500
TOTAL OTHER COMMERCIAL PAPER (Cost $4,641,624)			4,641,624
Treasury Debt - 16.2%

U.S. Treasury Obligations - 16.2%
U.S. Treasury Bills
4/24/14 to 8/14/14	0.10 to 0.14	7,930,000	7,927,666
U.S. Treasury Notes
3/15/14 to 11/15/14	0.08 to 0.18	10,898,171	10,958,545
TOTAL TREASURY DEBT (Cost $18,886,211)			18,886,211
Other Note - 1.2%

Medium-Term Notes - 1.2%
Dominion Resources, Inc.
4/14/14	0.35 (b)(c)	327,000	327,000
Svenska Handelsbanken AB
8/15/14 to 8/27/14	0.26 to 0.28 (b)(c)	1,024,000	1,024,000
TOTAL OTHER NOTE (Cost $1,351,000)			1,351,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
3/7/14	0.16 (c)	181,000	181,000
Texas - 0.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 B, VRDN
3/3/14	0.28 (c)	28,400	28,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $209,400)			209,400
Government Agency Debt - 5.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 5.4%
Fannie Mae
8/5/15 to 10/21/15	0.13 to 0.14% (c)	$ 2,100,000	$ 2,099,575
Federal Home Loan Bank
10/30/14 to 1/9/15	0.20 to 0.25	613,000	613,000
Freddie Mac
6/26/15 to 7/17/15	0.14 (c)	3,605,000	3,604,505
TOTAL GOVERNMENT AGENCY DEBT (Cost $6,317,080)			6,317,080
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $545,311)	540,500	545,311
Government Agency Repurchase Agreement - 2.6%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #	$ 495	495
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated 1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $289,938,960, 1.89% - 6%, 6/1/23 - 11/1/43)	284,045	284,000
0.13%, dated:
1/16/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $398,177,199, 1.33% - 6.5%, 8/1/24 - 8/1/48)	390,124	390,000
1/29/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $335,788,520, 1.33% - 6%, 5/1/21 - 2/1/44)	329,101	329,000
0.15%, dated:
12/4/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $522,433,664, 2.31% - 6.5%, 4/1/25 - 6/1/42)	512,192	512,000
2/18/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $290,018,676, 1.89% - 6.5%, 6/1/16 - 11/1/43)	284,117	284,000
2/19/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $290,085,424, 1.33% - 6%, 3/1/20 - 2/1/44)	284,118	284,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.17%, dated 12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $362,231,664, 2.07% - 5%, 9/1/33 - 10/1/43)	$ 355,218	$ 355,000
0.2%, dated 9/3/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $567,013,364, 1.33% - 6.5%, 4/1/25 - 2/1/44)	555,561	555,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,993,495)		2,993,495
Other Repurchase Agreement - 10.0%

Other Repurchase Agreement - 10.0%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 2/13/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $145,969,704, 0.75% - 7.38%, 3/21/14 - 6/15/22)	139,030	139,000
0.45%, dated 2/10/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $30,247,939, 5.05% - 8%, 1/15/15 - 2/15/24)	28,011	28,000
Citigroup Global Markets, Inc. at:
0.46%, dated 2/28/14 due 3/3/14 (Collateralized by Corporate Obligations valued at $215,993,860, 1.5% - 8.5%, 8/15/15 - 7/15/41)	200,008	200,000
0.82%, dated:
1/16/14 due 4/16/14 (Collateralized by Corporate Obligations valued at $179,467,846, 0% - 5.38%, 5/15/16 - 12/15/43)	166,340	166,000
2/24/14 due 5/27/14 (Collateralized by Corporate Obligations valued at $60,489,850, 0% - 10.5%, 10/15/14 - 7/15/43)	56,117	56,000
0.98%, dated 2/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $299,249,582, 0.33% - 7.88%, 10/15/21 - 12/6/50)	278,357	277,000
Credit Suisse Securities (U.S.A.) LLC at:
0.17%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $445,991,208, 0.20% - 4.81%, 4/25/22 - 5/20/60)	433,014	433,000
0.18%, dated:
2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $78,281,350, 0.26% - 1.21%, 6/16/40 - 10/16/53)	76,003	76,000
2/28/14 due 3/3/14 (Collateralized by Equity Securities valued at $645,861,347)	598,009	598,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $236,745,381, 0% - 36.27%, 11/15/21 - 11/3/51)	$ 219,767	$ 219,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $48,636,790, 0.3% - 8.40%, 12/16/19 - 10/8/47)	45,158	45,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $118,031,278, 0.27% - 7.93%, 11/15/19 - 6/25/47)	109,389	109,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $115,854,022, 0.22% - 8.29%, 3/15/19 - 10/25/47)	107,382	107,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $116,906,867, 0.22% - 7.94%, 12/15/30 - 9/25/47)	108,381	108,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $350,665,497, 0% - 36.27%, 11/15/19 - 11/3/51)	325,137	324,000
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $231,503,250, 0% - 8.85%, 4/15/17 - 12/10/49)	214,760	214,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $117,843,118, 0% - 36.27%, 6/25/35 - 4/25/47)	109,383	109,000
ING Financial Markets LLC at 0.29%, dated:
2/13/14 due 3/7/14 (Collateralized by Equity Securities valued at $89,653,011)	83,019	83,000
2/28/14 due 3/3/14 (Collateralized by Corporate Obligations valued at $33,481,384, 6% - 10%, 12/15/15 - 4/10/23)	31,001	31,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 1/7/14 due 5/29/14 (Collateralized by Equity Securities valued at $118,563,734)	109,223	109,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $217,775,389)	200,530	200,000
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $234,010,182, 0.75% - 6%, 5/15/14 - 8/15/37)	215,423	215,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.59% dated:
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $227,230,911, 0% - 5%, 6/1/16 - 12/15/43)	$ 209,408	$ 209,000
0.61%, dated 2/12/14 due 5/29/14 (Collateralized by Corporate Obligations valued at $238,112,105, 1.5% - 5.38%, 12/1/16 - 5/1/32)	219,779	219,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $183,727,810, 0.25% - 5.38%, 6/1/18 - 6/15/33)	169,442	169,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 2/26/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $261,622,769, 0.01% - 6.45%, 3/15/32 - 9/16/55)	254,009	254,000
0.59%, dated 2/5/14 due 5/29/14 (Collateralized by Commercial Paper valued at $51,521,329)	50,171	50,000
0.61%, dated:
10/29/13 due 5/27/14 (Collateralized by Mortgage Loan Obligations valued at $54,114,519, 2.6% - 6.25%, 8/25/35 - 4/15/49)	50,178	50,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $220,720,267, 2.62% - 5.84%, 4/25/35 - 8/10/45)	204,415	204,000
2/5/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $453,776,820, 0% - 7%, 12/1/28 - 2/10/51)	421,487	420,000
0.62%, dated:
11/13/13 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $235,874,723, 2.51% - 6%, 5/25/35 - 12/10/49)	219,017	218,000
1/14/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $564,197,438, 0.31% - 12.37%, 10/25/30 - 2/15/51)	524,194	522,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $567,539,932, 0.45% - 6.55%, 11/15/25 - 12/20/63)	551,022	551,000
0.36%, dated 2/28/14 due 3/3/14 (Collateralized by Municipal Bond Obligations valued at $133,723,512, 0% - 7.8%, 2/1/15 - 7/1/57)	125,004	125,000
0.5%, dated 2/28/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $147,936,146, 0% - 2.75%, 1/15/15 - 12/15/43)	137,013	137,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated:
2/10/14 due 4/11/14 (Collateralized by Equity Securities valued at $417,702,283)	$ 387,471	$ 387,000
2/28/14 due 4/29/14 (Collateralized by Corporate Obligations valued at $108,006,573, 0.25% - 2.75%, 3/15/16 - 10/1/19)	100,122	100,000
0.85%, dated 2/4/14 due 4/7/14 (Collateralized by Mortgage Loan Obligations valued at $387,020,543, 0% - 115.07%, 3/3/14 - 9/24/73)	359,526	359,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
2/3/14 due 3/6/14 (Collateralized by Equity Securities valued at $38,887,871)	36,008	36,000
2/4/14 due 3/7/14 (Collateralized by Equity Securities valued at $68,053,286)	63,014	63,000
2/6/14 due 3/7/14 (Collateralized by Equity Securities valued at $98,297,747)	91,021	91,000
0.29%, dated 2/12/14 due 3/7/14 (Collateralized by Municipal Bond Obligations valued at $99,765,268, 0.95% - 8.75%, 7/15/15 - 11/1/46)	95,021	95,000
0.31%, dated 1/16/14 due 3/7/14 (Collateralized by Equity Securities valued at $85,353,801)	79,041	79,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations valued at $310,130,911, 0% - 10.98%, 5/1/18 - 2/15/44)	301,005	301,000
0.3%, dated:
2/19/14 due 3/5/14 (Collateralized by Equity Securities valued at $88,537,406)	82,010	82,000
2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $133,923,367)	124,014	124,000
0.52%, dated 2/3/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $84,985,318, 0% - 7.66%, 4/15/14 - 2/25/46)	82,036	82,000
0.92%, dated:
12/4/13 due 3/4/14 (Collateralized by Mortgage Loan Obligations valued at $217,049,874, 0% - 9.01%, 4/15/14 - 6/17/49)	205,472	205,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.92%, dated:
1/21/14 due 4/21/14 (Collateralized by Corporate Obligations valued at $91,649,710, 0% - 8.59%, 4/15/14 - 11/1/43)	$ 85,196	$ 85,000
2/3/14 due 5/2/14 (Collateralized by Corporate Obligations valued at $131,107,209, 0.31% - 9.25%, 4/15/14 - 4/25/47)	123,277	123,000
2/10/14 due 5/9/14 (Collateralized by Corporate Obligations valued at $88,973,391, 0.86% - 6.29%, 8/25/35 - 10/25/41)	82,184	82,000
1.05%, dated 1/9/14 due 5/9/14 (Collateralized by Corporate Obligations valued at $87,750,455, 0.31% - 6.51%, 6/17/19 - 11/1/43)	81,284	81,000
RBC Capital Markets Co. at:
0.23%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $88,464,348, 0% - 7.43%, 5/15/27 - 2/25/44)	86,004	86,000
0.31%, dated 12/23/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $157,623,844, 0% - 1,181.25%, 2/25/17 - 1/20/44)	153,120	153,000
0.4%, dated 2/25/14 due 3/7/14:
(Collateralized by Mortgage Loan Obligations valued at $47,018,498, 0.2% - 5.62%, 6/9/14 - 11/14/39)	44,007	44,000
(Collateralized by Corporate Obligations valued at $47,523,168, 3.5% - 12.75%, 9/15/14 - 10/23/43)	44,007	44,000
(Collateralized by Mortgage Loan Obligations valued at $47,048,433, 0% - 9%, 8/20/20 - 6/15/49)	44,007	44,000
RBS Securities, Inc. at:
0.6%, dated 2/25/14 due 3/4/14 (Collateralized by Corporate Obligations valued at $308,139,673, 0.31% - 6.94%, 10/25/34 - 6/28/47)	286,033	286,000
1.05%, dated 2/13/14 due 3/18/14 (Collateralized by Corporate Obligations valued at $132,899,827, 0.22% - 14%, 2/1/18 - 12/10/49)	123,118	123,000
SG Americas Securities, LLC at:
0.24%, dated 2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $237,604,753)	220,010	220,000
0.25%, dated:
2/25/14 due 3/4/14 (Collateralized by Equity Securities valued at $297,012,378)	275,013	275,000
2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $144,905,032, 1.24% - 8.5%, 6/15/14 - 11/1/43)	138,007	138,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.25%, dated:
2/27/14 due 3/6/14 (Collateralized by Equity Securities valued at $298,088,288)	$ 276,013	$ 276,000
0.34%, dated 2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $237,059,205, 1.63% - 11.75%, 3/15/14 - 12/25/56)	220,015	220,000
UBS Securities LLC at 0.44%, dated:
1/8/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $237,717,283, 0.25% - 8.88%, 6/1/15 - 4/1/42)	220,242	220,000
1/15/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $149,121,654, 0% - 9.75%, 6/1/15 - 6/15/38)	138,152	138,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,616,000)		11,616,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $116,297,968)		116,297,968
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(169,238)
NET ASSETS - 100%		$ 116,128,730
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,351,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$495,000 due 3/03/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 79
Bank of America NA	286
Mizuho Securities USA, Inc.	130
$ 495
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2014, the cost of investment securities for income tax purposes was $116,297,968,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2014

1.814093.109

FUS-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bills
5/15/14 to 8/14/14	0.10 to 0.11%	$ 44,240	$ 44,224
U.S. Treasury Notes
3/15/14 to 6/15/14	0.10 to 0.16	96,000	96,095
TOTAL TREASURY DEBT (Cost $140,319)			140,319
Government Agency Debt - 48.8%

Federal Agencies - 48.8%
Fannie Mae
3/13/14 to 10/21/15	0.13 to 0.20 (b)	95,000	95,003
Federal Farm Credit Bank
1/13/15	0.14 (b)	9,000	8,998
8/12/14 to 1/12/15	0.12 to 0.14 (b)	16,000	15,998
Federal Home Loan Bank
3/5/14 to 12/11/15	0.06 to 0.25 (b)	890,720	891,241
Freddie Mac
4/23/14 to 7/17/15	0.10 to 0.20 (b)	128,400	128,388
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,139,628)			1,139,628
Government Agency Repurchase Agreement - 45.2%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #	$ 418,601	418,599
With:
BNP Paribas Securities Corp. at 0.06%, dated:
1/8/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $24,139,452, 1.63% - 4%, 5/20/29 - 10/20/43)	23,667	23,664
1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $73,625,571, 1.63% - 3.5%, 9/20/34 - 8/20/43)	72,184	72,177
Citibank NA at 0.06%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $74,832,470, 2.5% - 4.5%, 6/1/22 - 11/20/43)	73,241	73,240
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 1/8/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $12,362,517, 3.5%, 2/25/44)	$ 12,005	$ 12,000
Deutsche Bank Securities, Inc. at 0.06%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $6,120,085, 3.5%, 4/1/43)	6,000	6,000
ING Financial Markets LLC at 0.08%, dated 1/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $36,902,563, 3.5%, 10/1/42)	36,181	36,176
Merrill Lynch, Pierce, Fenner & Smith at 0.07%, dated 1/13/14 due 3/7/14 (Collateralized by U.S. Treasury Obligations valued at $48,686,709, 0% - 7.13%, 7/15/20 - 5/1/30)	47,733	47,727
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.1%, dated 2/25/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $55,080,918, 1.89% - 5.5%, 8/1/24 - 8/1/48)	54,005	54,000
0.11%, dated 1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $6,120,767, 2.08% - 4.5%, 8/1/24 - 11/1/43)	6,001	6,000
0.13%, dated:
1/16/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $8,165,131, 2.08% - 4.5%, 8/1/24 - 11/1/43)	8,003	8,000
1/29/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $7,150,530, 1.89% - 4.5%, 8/1/24 - 11/1/43)	7,002	7,000
0.15%, dated:
12/4/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $10,209,288, 1.89% - 4.5%, 8/1/24 - 11/1/43)	10,004	10,000
2/18/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $6,123,689, 1.88% - 4.5%, 9/1/24 - 11/1/43)	6,002	6,000
2/19/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $6,125,247, 2.13% - 4.5%, 8/1/24 - 10/1/43)	6,003	6,000
0.17%, dated 12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $7,153,726, 1.88% - 5.5%, 9/1/24 - 11/1/43)	7,004	7,000
0.2%, dated 9/3/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $11,240,543, 1.89% - 4.5%, 8/1/24 - 11/1/43)	11,011	11,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.07%, dated:
1/14/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $36,426,580, 2.3% - 5%, 11/1/25 - 2/1/44)	$ 35,713	$ 35,709
1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $24,542,137, 3.5% - 4.5%, 6/1/32 - 2/1/44)	24,062	24,059
0.11%, dated:
12/5/13 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $24,395,779, 2% - 4.5%, 7/1/27 - 2/1/44)	23,918	23,911
12/6/13 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $24,633,427, 3% - 4.5%, 10/1/27 - 1/1/44)	24,151	24,144
12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $39,098,657, 2.28% - 4.5%, 4/1/26 - 1/1/44)	38,334	38,323
Wells Fargo Securities, LLC at:
0.12%, dated:
2/12/14 due 5/13/14 (Collateralized by U.S. Government Obligations valued at $40,229,945, 2.5% - 4.5%, 9/1/26 - 3/1/44)	39,425	39,413
2/19/14 due 5/20/14 (Collateralized by U.S. Government Obligations valued at $9,192,048, 2.5% - 4.5%, 7/1/27 - 2/15/44)	9,003	9,000
0.13%, dated 2/6/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $56,145,840, 2.5% - 6%, 7/1/28 - 3/1/44)	55,018	55,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,054,142)		1,054,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,334,089)		2,334,089
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,107)
NET ASSETS - 100%		$ 2,332,982
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$418,599,000 due 3/03/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 66,977
Bank of America NA	241,281
Mizuho Securities USA, Inc.	110,341
$ 418,599
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2014, the cost of investment securities for income tax purposes was $2,334,089,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014